PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 26, 2024	Mar. 26, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Profit (loss) for the year				$ 16,108,820	$ (19,426,051)	$ 7,156,005
Adjustments:
Share-based payments				2,078,921	2,060,666	0
Depreciation and amortization				1,016,600	1,112,422	167,895
Income from lock-up release (net), classified as financing cash flow				0	(9,180,758)	0
Financing costs				20,844,277	22,642,028	31,111,064
Listing expense	$ 44,469,613			0	44,469,613	0
Income tax expense				9,641,023	9,562,060	4,980,622
Income tax paid				(4,504,263)	(5,137,381)	(4,639,456)
Cash flows from investing activities:
Restricted cash equivalents				(581,189)	(3,154,007)	571,787
Net cash used in investing activities				(25,099,496)	(10,734,635)	(23,200,222)
Cash flows from financing activities:
Repayment of long-term debt				(13,190,008)	(10,909,299)	(152,482,361)
Cash paid for raising debt				(397,679)	0
Purchase of treasury shares				(2,030,382)	(1,242,773)	0
Proceeds from Business Combination, net of transaction costs paid				0	3,726,534	0
Proceeds from lock-up release, net of transaction costs paid				0	9,180,758	0
Net cash provided by (used in) financing activities				1,809,619	(14,690,843)	25,977,456
Net (decrease) increase in cash and cash equivalents				(1,503,879)	(6,415,016)	20,254,251
Cash and cash equivalents at the beginning of year		$ 35,242,363	$ 1,121,150	28,827,347	35,242,363	14,988,112
Cash and cash equivalents at the end of year	1,121,150	1,121,150	28,827,347	27,323,468	28,827,347	35,242,363
Parent
Cash flows from operating activities:
Profit (loss) for the year		14,167,547	(43,400,621)	(6,673,600)		6,494,409
Adjustments:
Share-based payments		0	1,135,950	465,150		0
Depreciation and amortization		6,063	926,250	842,919		17,627
Income from lock-up release (net), classified as financing cash flow		0	(9,180,758)	0		0
Financing costs		0	0	0		718,844
Interest income from subsidiaries and affiliated companies		(208,833)	0	0		(694,628)
Listing expense		0	44,469,613	0		0
Income tax expense		875,000	0	0		2,745,090
Working capital adjustments		1,450,869	(10,788,043)	5,288,631		4,929,619
Income tax paid		(875,000)	0	0		(2,745,090)
Net cash (used in) generated by operating activities		15,415,646	(16,837,609)	(76,900)		11,465,871
Cash flows from investing activities:
Increase in equity investment in subsidiaries		0	0	0		(1,569,077)
Increase in loans to subsidiaries and affiliated companies		0	0	0		287,122
Restricted cash equivalents		0	0	0		1,205,162
Net cash used in investing activities		0	0	0		(76,793)
Cash flows from financing activities:
Repayment of long-term debt		0	0	0		(14,998,275)
Increase in loans from subsidiaries and affiliated companies		0	0	0		2,355,000
Cash paid for raising debt		0	0	0		0
Purchase of treasury shares		0	(1,242,773)	(2,030,382)		0
Proceeds from Business Combination, net of transaction costs paid		(863,851)	11,791,695	0		0
Proceeds from lock-up release, net of transaction costs paid		0	9,180,758	0		0
Share issuance costs		0	0	(344,643)		0
Repayment of loans from subsidiaries and affiliated companies		(2,355,000)	0	0		0
Interest paid		0	0	0		(780,798)
Net cash provided by (used in) financing activities		(3,218,851)	19,729,680	(2,375,025)		(13,424,073)
Net (decrease) increase in cash and cash equivalents		12,196,795	2,892,071	(2,451,925)		(2,034,995)
Cash and cash equivalents at the beginning of year		788,008	12,984,803	2,892,071	788,008	2,823,003
Cash and cash equivalents at the end of year	$ 12,984,803	$ 12,984,803	$ 2,892,071	$ 440,146	$ 2,892,071	$ 788,008